Capital Lease Obligations Maturing in Next Five Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital Lease Obligations [Line Items]
2012	$ 1
2013	1
2014	0
2015	0
2016	$ 0